Taxation - Summary of changes in deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	€ 991	€ 1,253
Change through equity	910	123
Change through net result	(3,122)	(399)	€ 301
Exchange rate differences	(5)	15
Changes in the composition of the group and other changes		(1)
Net liability (-) Net asset (+) ending balance	(1,227)	991	1,253
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(311)	(343)
Net liability (-) Net asset (+) ending balance	(2,652)	(311)	(343)
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	1,303	1,596
Net liability (-) Net asset (+) ending balance	1,425	1,303	1,596
Net deferred tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	991	1,253
Net liability (-) Net asset (+) ending balance		991	1,253
Unused tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	199	63
Change through equity
Change through net result	137	129
Exchange rate differences	(8)	7
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	327	199	63
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	19	(5)
Change through equity
Change through net result	44	28
Exchange rate differences	(4)	(4)
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	59	19	(5)
Pension and post-employment benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(49)	36
Change through equity	6	(54)
Change through net result	(13)	(23)
Exchange rate differences	8	(8)
Changes in the composition of the group and other changes	(7)
Net liability (-) Net asset (+) ending balance	(54)	(49)	36
Loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	430	517
Change through equity		(2)
Change through net result	177	(83)
Exchange rate differences	(3)	(1)
Changes in the composition of the group and other changes	7
Net liability (-) Net asset (+) ending balance	612	430	517
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(126)	(360)
Change through equity	875	233
Change through net result
Exchange rate differences	2	1
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	752	(126)	(360)
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(7)	(10)
Change through equity
Change through net result	(5)	5
Exchange rate differences	(2)	(2)
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	(13)	(7)	(10)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(148)	(82)
Change through equity	(123)	(83)
Change through net result	26	15
Exchange rate differences	(6)	1
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	(251)	(148)	(82)
Financial assets at FVOCI
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(71)	(107)
Change through equity	151	29
Change through net result	5	(1)
Exchange rate differences	(3)	1
Changes in the composition of the group and other changes		7
Net liability (-) Net asset (+) ending balance	81	(71)	(107)
Financial assets and liabilities at FVPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	746	1,201
Change through equity
Change through net result	(3,493)	(468)
Exchange rate differences	9	20
Changes in the composition of the group and other changes		(7)
Net liability (-) Net asset (+) ending balance	€ (2,739)	€ 746	€ 1,201